Exhibit 99.1

The Directors RESIMAC Limited Level 9, 45 Clarence Street SYDNEY NSW 2000

Deloitte Touche Tohmatsu

ABN 74 490 121 060

Grosvenor Place

225 George Street

Sydney NSW 2000

PO Box N250 Grosvenor Place

Sydney NSW 1220 Australia

DX: 10307SSE

Tel: +61 (0) 2 9322 7000

Fax: +61 (0) 9322 5136

www.deloitte.com.au

10 May 2018

Dear Directors,

Report of Factual Findings

We have performed the procedures agreed with RESIMAC Limited (the “Issuer” and “you”), to report factual findings for the purpose of assisting you and nabSecurities, LLC, National Australia Bank Limited, Westpac Banking Corporation, MUFG Securities EMEA plc and Citigroup Global Markets Australia Pty Limited (together, the “Underwriters”) in assessing, in combination with other information obtained by you and the Underwriters, the proposed securitisation transaction of a pool of residential mortgage loans and your evaluation of the Loan File Data Information (the “Purpose”) in respect of RESIMAC Triomphe Trust – RESIMAC Premiere Series 2017-1 (the “Transaction”). The procedures performed are detailed in the terms of the engagement dated on or about 8 May 2018 (“the Engagement Letter”) and set forth in the attached schedules with respect to the Transaction. Terms in this report have the same definition as in the Engagement Letter.

Issuer Responsibility for the Procedures Agreed

The Issuer is responsible for the adequacy or otherwise of the procedures agreed to be performed by us. You are responsible for determining whether the factual findings provided by us, in combination with any other information obtained, provide a reasonable basis for any conclusions which you wish to draw on the subject matter.

Our Responsibility

Our responsibility is to report factual findings obtained from conducting the procedures agreed. We conducted the engagement in accordance with Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagements to Report Factual Findings (“ASRS 4400”). An agreed-upon procedures engagement is not an assurance engagement.

We have complied with ethical requirements equivalent to those applicable to Other Assurance Engagements, including independence.

The agreed-upon procedures do not constitute either a reasonable assurance (audit) or limited assurance (review) engagement in accordance with the Auditing and Assurance Standards Board (AUASB) standards, and as such, we do not express any conclusion and provide no assurance on the Transaction. Had we performed additional procedures or had we performed a reasonable or limited assurance engagement in accordance with AUASB standards, other matters might have come to our attention that would have been reported to you and the Underwriters.

Deloitte refers to one or more of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee, and its network of member firms, each of which is a legally separate and independent entity. Please see www.deloitte.com/au/about for a detailed description of the legal structure of Deloitte Touche Tohmatsu Limited and its member firms.

Liability limited by a scheme approved under Professional Standards Legislation.

Member of Deloitte Touche Tohmatsu Limited

© 2018 Deloitte Touche Tohmatsu

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Factual Findings

The procedures were performed solely for the Purpose as specified above. The procedures performed and the factual findings obtained are set out in Appendix A of this report.

Restriction on Distribution and Use of the Report

Except as outlined in the Engagement Letter, this report is intended solely for the use of the Issuer and the Underwriters for the purpose set out above. As the intended user of our report, it is for you to assess both the procedures and our factual findings to determine whether they provide, in combination with any other information obtained, a reasonable basis for any conclusions which you wish to draw on the subject matter. As required by ASRS 4400, distribution of this report is restricted to those parties that have agreed the procedures to be performed with us and have been identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). This report is disclosed to the Underwriters upon execution of the Underwriter Agreement with us as separately agreed between us and the Underwriters.

Access to our report is restricted to the Issuer and the Underwriters, and all other parties are excluded from using the Report, unless you are required to furnish or post our Report in connection with Rules 15Ga-2 and 17g-10 of the Securities Exchange Act of 1934, as amended (“the Exchange Act”). Accordingly, we expressly disclaim and do not accept any responsibility or liability to any other parties for any consequences of use of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We understand that you may be asked by the Reserve Bank of Australia (“RBA”) to provide details of any external due diligence performed on the pool to indicate that such details have been verified and are correct. The wording that we consent to you using in your response to such a request, and to which you hereby agree to use, is as follows: “Resimac Limited engaged an independent third party to perform certain agreed-upon procedures under the Australian Auditing Standard on Related Services ASRS 4400 Agreed-Upon Procedures Engagement to Report Factual Findings (“AUPs”). The procedures included comparing certain information on the loan documentation to the information in the loan data file and the information in the loan system. Resimac Limited received and reviewed the report of factual findings in relation to the AUPs as part of our overall evaluation of the accuracy of stated details regarding the loans in the pool.”

Please contact us if you wish to propose any changes to this wording.

Except to the extent provided in any reliance letter, we note that clause 9 of our Standard Terms governs the use and non-disclosure of our work.

Yours Faithfully

DELOITTE TOUCHE TOHMATSU

Delary Nell

Partner

Chartered Accountants

Sydney, 10 May 2018

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Appendix A – Factual Findings

The procedures we performed were divided into four parts, A to D

For Procedures A to D, we have performed certain procedures in respect of a sample of the loans selected from an electronic data file provided by you (the “Pool”) being the pool cut dated 9 April 2018 and received on 11 April 2018.

The procedures have been performed using originals, scanned versions, photocopies or facsimiles of the relevant documents. We have not attempted to verify the authenticity of these documents.

At your request, the sample size has been determined using the binomial probability distribution based on the following parameters that you have provided to us: To provide 95% confidence for each attribute tested that the upper error limit in the population does not exceed 5% with 3 planned errors the selected sample are 153 loans.

Part A – Loan testing

For each loan file in the sample listed in Appendix B we agreed the following electronic data fields in the Pool to the documentation described below in the loan files:

Procedure Performed	Factual Finding
A1. occupancy type, as per the “LOAN PURPOSE” field, to the loan application. If not specified on the loan application, occupancy type has been deemed “OWNER OCCUPIED” if the residential and security address are the same on the loan application	No exceptions noted
A2. settlement date, as per the “SETLEMENT DATE” field, to the date of the compliance certificate;	No exceptions noted
A3. original loan amount, as per the “LOAN AMOUNT” field, to the loan agreement and any loan variation agreements. A differences threshold of <$1000 determined by the Issuer is allowable as a non-exception between the Pool and loan variation agreements as the amount noted therein is an estimate at the date of issuance.	No exceptions noted
A4. interest only period, as per the “END DATE FOR INTEREST ONLY” field to the loan agreement or letter of variation;	No exceptions noted
A5. maturity date, as per the “MATURITY DATE” field, as being the settlement date plus the term in the loan agreement;	No exceptions noted
A6. postcode of each of the security properties, as per the “1ST SECURITY POSTCODE”, “2ND SECURITY POSTCODE”, “3RD SECURITY POSTCODE”, “4TH SECURITY POSTCODE”, “5TH SECURITY POSTCODE”, “6TH SECURITY POSTCODE”, to the relevant valuation reports or the loan mortgage insurance documentation.	No exceptions noted
A7. valuation of each of the security properties, as per the “1ST SECURITY VALUATION”, “2ND SECURITY VALUATION”, “3RD SECURITY VALUATION”, “4TH SECURITY VALUATION”, “5TH SECURITY VALUATION”, “6TH SECURITY VALUATION” to the relevant valuation reports;	No exceptions noted
A8. security type of each security property as per the “1ST SECURITY TYPE”, “2ND SECURITY TYPE”, “3RD SECURITY TYPE”, “4TH SECURITY TYPE”, “5TH SECURITY TYPE”, “6TH SECURITY TYPE” to the relevant valuation reports based on the following classifications:	No exceptions noted.
Freestanding, Residential and Semi-Detached property types are classified as a ‘House’ security type;

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Units and Villas are classified as a ‘Unit’ security type;
Townhouses are classified as either a ‘Unit’ or ‘House’ security type;
Detached Units are classified as a ‘House’;
A9. mortgage insurer, where applicable, as per the “MORTGAGE INSURER” field, to the mortgage insurance certificate.	No exceptions noted
A10. Regulated by UCCC/ NCC as per the “REGULATED (Y/N)” to the loan agreement;	No exceptions noted
A11. Borrower employment status as per the “EMPLOYMENT SERVICEABILITY TYPE” to the Loan Application.	No exceptions noted

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Part B – Eligibility Criteria testing

For each loan in the sample we performed the following procedures:

Procedure Performed	Factual Finding
B1.by reference to the Pool, the Current LVR is not more than 95%	No exceptions noted.

B2. that the Mortgage Insurance Policy, where applicable, in respect of the selected loan:	No exceptions noted.
• i) expires on a date not before the maturity date of the loan (“MATDAT” in the Pool);
• ii) is for the full amount of the loan (“LNAMT” in the Pool); and
• iii) the mortgage insurance document is contained in the security packet.
B3. that a Solicitors Compliance Certificate or Title Insurance Settlement Confirmation in respect of the selected loan is included in the security source documents, or located on the Image Management system at RESIMAC.	No exceptions noted.
B4. check that for each loan, the days in arrears as per the “NO OF DAYS IN ARREARS” per the Pool agrees to the arrears reconciliation section on the MTS portal as at the date of the Pool Cut.	No exceptions noted.
B5. check that the Current Balance as per “LOAN BALANCE” per the Pool agrees to the loan balance portal in MTS.	No exceptions noted.

Part C - Valuation Procedures (applicable for loans settled after 1 June 2013)

Procedure Performed	Factual Finding
For each of the relevant loans selected, obtained the loan documentation and checked the following:
C1. Check that for each Loan a valuation report was on file from an approved Panel Valuer. RESIMAC has provided a list of approved Valuers to Deloitte.	No exceptions noted.
C2. Check that the valuation is not more than 3 months old (90 days) at the date of settlement of the loan.	No exceptions noted.
C3. Check that the valuation is provided in a standard API format which includes the following:	No exceptions noted.
Market value ‘as is’
Rental Value;
Replacement Insurance Value;
Evidence of 3 recent sales.

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Part D - Income Verification Procedures

(Procedures are not performed on loans with a settlement date prior to 31 July 2011)

Procedure Performed	Factual Finding
D1. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date on or after 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:
Two of the three most recent payslips, or Three months statements from a financial institution showing regular salary credits	No exceptions noted.
• If none of the above documents are available, the following must be obtained for each applicant
One payslip, and The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice	No exceptions noted.
D2. For any sample asset designated as PAYG per the field Employment Serviceability Type in the Pool with a settlement date prior to 30 September 2012, check that the following income evidence can be sighted on the MTS Portal:

    Two of the three most recent payslips, or

    a letter from the employer on official letter head (PO Box and mobile contact numbers are unacceptable), signed and dated confirming employment status, position, base salary or total salary package and breakdown, commencement date or length of employment, and

   The latest PAYG Payment Summary (Group Certificate) or Tax Assessment Notice

No exceptions noted.
D3. For any sample asset designated as Self Employed/Employed / or designated as CO (Company or Trust Borrower) (blank ones) as per the field Employment Serviceability Type in the Pool, check that the following income evidence can be sighted on the MTS Portal:
Most recent Tax Assessment Notice; and Financial statements for 2 years.	No exceptions noted.
D4. Where an applicant has rental-based income noted on MTS Portal, check that one of the following income evidence can be sighted on the MTS Portal:
Rental opinion from a real estate agent in the form of a letter for new purchases, or Rental statement from the managing agent, or	No exceptions noted.

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   Copy of current lease or tenancy agreement for properties already tenanted with bank statements confirming rental deposits for private agreements, or

   A taxation return showing declared income, or

    Rental opinion from a RESIMAC approved Panel Valuer in the form of a valuation addressed to RESIMAC Limited, or

  If the property is vacant, RESIMAC will rely on the lower of an agent’s market appraisal or rental amount as per the valuation report.

D5. Where an applicant detains a Court Order mandating that the applicant receive maintenance payments as noted in MTS Portal, check that the following income evidence can be sighted on the MTS Portal:

     Proof of receipt of maintenance for a continuous period of at least 3 months by way of bank statements or a child support agency statement, or

     Child Support Agency letter to confirm the maintenance agreement.

No exceptions noted.
D6. Where an applicant has a Centrelink Pension as noted on MTS Portal, check that the evidence of a letter from Centrelink verifying pension details can be sighted on the MTS Portal.	No exceptions noted.

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Appendix B – List of Sample Assets Loan Numbers Selected from the Pool

Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID	Sample #	Unique ID
1	5674-16	41	3013-7455	81	3013-75007	121	2528-659
2	4527-28	42	3117-3618	82	3117-3651	122	3117-3988
3	3013-6927	43	1358-80	83	2528-606	123	263-8
4	3013-74762	44	4845-14	84	3760-385	124	3013-6865
5	3013-74990	45	3050-182	85	8004-10292	125	2472-2036
6	5557-14	46	3117-3915	86	6830-99	126	7184-5
7	3365-336	47	6980-79	87	4066-49	127	4104-420
8	3117-4459	48	3013-12	88	3117-4543	128	3117-3211
9	2471-1821	49	552-31	89	1399-482	129	3013-7030
10	9191-3	50	3117-3445	90	3013-5191	130	3013-7309
11	3013-73368	51	2324-56	91	3013-6628	131	3013-6638
12	3117-3951	52	3013-6702	92	9594-1	132	3117-4241
13	1358-86	53	7010-41	93	3013-6961	133	3117-3749
14	2528-549	54	6809-21	94	4070-19	134	3365-346
15	3117-4560	55	3117-4633	95	188-127	135	3013-7169
16	5570-30	56	3117-3113	96	7351-10284	136	3013-6400
17	3132-52	57	3117-4127	97	6807-2	137	9555-9
18	3013-73390	58	3013-7125	98	3117-3945	138	3298-26
19	3117-3519	59	4066-40	99	549-65	139	3080-94
20	3257-15	60	5190-80970	100	5098-146	140	3117-3667
21	3013-74786	61	552-70	101	8000-10261	141	6830-106
22	5560-24	62	3013-75527	102	3117-4194	142	3013-74968
23	3013-6603	63	3013-7046	103	3013-74913	143	5098-67
24	2903-80044	64	4227-59	104	3365-273	144	5500-18009
25	6149-54	65	3117-3839	105	3013-74354	145	231-218
26	4227-58	66	3117-3881	106	1358-97	146	3013-75670
27	8814-3	67	3117-3971	107	3117-4516	147	3013-6761
28	3250-20348	68	231-181	108	3013-5953	148	3072-15
29	3596-4	69	9590-2	109	4421-3	149	3117-4135
30	3117-3959	70	3013-75710	110	3013-6376	150	3013-7096
31	844-23	71	6149-58	111	3117-3714	151	9594-10
32	4587-18	72	3013-7130	112	3013-75504	152	5800-2040
33	3250-17502	73	1216-22	113	3117-4108	153	4246-37
34	578-26	74	8524-6	114	3013-73697
35	3013-74481	75	5980-483	115	3013-7311
36	3054-9	76	3013-75570	116	8945-2
37	231-219	77	1351-125	117	3117-3954
38	3013-6141	78	3013-74898	118	9800-8
39	3013-75899	79	1399-400	119	3013-75963
40	1351-119	80	7410-735	120	9195-2

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